Royalty, Stream and Working Interests	12 Months Ended
Dec. 31, 2025
Royalty, Stream and Working Interests
Royalty, Stream and Working Interests

Note 10 - Royalty, Stream and Working Interests

(a)	Royalty, Stream and Working Interests

Royalty, stream and working interests, net of accumulated depletion and impairment losses and reversals, comprised the following:

		Accumulated	Impairment
As at December 31, 2025	Cost	depletion(1)	reversal(2)	Carrying value
Mining royalties	$3,207.1	$(866.7)	$—	$2,340.4
Streams	5,324.5	(3,684.8)	4.8	1,644.5
Energy	2,097.8	(940.4)	—	1,157.4
Advanced	703.1	(57.7)	—	645.4
Exploration	273.6	(18.2)	—	255.4
	$11,606.1	$(5,567.8)	$4.8	$6,043.1
1.	Accumulated depletion includes impairment losses recognized prior to the year ended December 31, 2025.
2.	Impairment reversals recognized in the year ended December 31, 2025.

			Impairments
		Accumulated	(losses)
As at December 31, 2024	Cost	depletion(1)	reversals(2)	Carrying value
Mining royalties	$1,818.7	$(784.4)	$—	$1,034.3
Streams	4,801.5	(3,528.2)	—	1,273.3
Energy	2,055.2	(857.4)	—	1,197.8
Advanced	389.2	(45.8)	—	343.4
Exploration	267.7	(17.7)	—	250.0
	$9,332.3	$(5,233.5)	$—	$4,098.8

1.	Accumulated depletion includes impairment losses recognized prior to the year ended December 31, 2024.
2.	Impairment (losses) reversals recognized in the year ended December 31, 2024.

Changes in royalty, stream and working interests for the years ended December 31, 2025 and 2024 were as follows:

	Mining
	royalties	Streams	Energy	Advanced	Exploration	Total
Balance at January 1, 2024	$948.7	$1,359.0	$1,146.4	$396.0	$177.0	$4,027.1
Additions	140.3	36.2	137.0	8.9	85.0	407.4
Disposals	(10.6)	—	—	—	—	(10.6)
Transfers	44.0	—	—	(36.2)	(7.8)	—
Depletion	(40.0)	(121.9)	(60.9)	(0.2)	—	(223.0)
Impact of foreign exchange	(48.1)	—	(24.7)	(25.1)	(4.2)	(102.1)
Balance at December 31, 2024	$1,034.3	$1,273.3	$1,197.8	$343.4	$250.0	$4,098.8

Balance at January 1, 2025	$1,034.3	$1,273.3	$1,197.8	$343.4	$250.0	$4,098.8
Additions	1,370.7	524.9	9.7	283.9	2.1	2,191.3
Transfers	(4.0)	—	—	4.0	—	—
Impairment reversal	—	4.8	—	—	—	4.8
Depletion	(81.4)	(158.5)	(63.6)	(0.7)	—	(304.2)
Impact of foreign exchange	20.8	—	13.5	14.8	3.3	52.4
Balance at December 31, 2025	$2,340.4	$1,644.5	$1,157.4	$645.4	$255.4	$6,043.1

Of the total net book value as at December 31, 2025, $4,458.1 million (December 31, 2024 - $2,962.4 million) is depletable and $1,585.0 million (December 31, 2024 - $1,136.4 million) is non-depletable.

(b)	Impairments of Royalty, Stream and Working Interests

Royalties, stream and working interests are reviewed for impairment or impairment reversal if there is an indication that the carrying amount may not be recoverable or impairment loss previously recognized may no longer exist. The following impairment reversal was recognized in the year ended December 31, 2025.

Cobre Panamá

Cobre Panamá currently remains in a phase of preservation and safe management (“P&SM”) with production halted since November 2023. First Quantum Minerals Ltd. (“First Quantum”) has reported that they have been working with the Government of Panama (“GOP”) and the Ministry of Commerce and Industries (“MICI”) to implement a plan that would allow for the execution of environmental and asset integrity measures during the P&SM phase of Cobre Panamá (the “P&SM Plan”). On May 30, 2025, the GOP, through the MICI, approved and formally instructed the execution of the P&SM Plan, including the sale of the copper concentrate that had been stored on site since operations were suspended. Exports of the copper concentrate commenced in June 2025.

The Company determined that this was an indicator of impairment reversal and concluded that a discrete amount of the asset’s FVLCD exceeded its carrying value since the last impairment test was carried out. The Company recorded a partial impairment reversal of $4.8 million in relation to the gold and silver ounces as a result of the sale of copper concentrate. The Company performs ongoing assessments of its Cobre Panamá stream for further indicators of impairment reversals.

Subsequent to year-end, in January 2026, the GOP announced that it would authorize the removal, processing and export of stockpiled ore at Cobre Panamá that was previously extracted before operations were suspended. Cobre Panamá is awaiting formal approvals to undertake these activities. In the event that there is a resumption of precious metal stream deliveries to the Company as a result of the processing of the stockpiled ore, or a change in the facts and circumstances surrounding the halting of production at Cobre Panamá, the Company will carry out an assessment of the recoverable amount of the Cobre Panamá CGU at that time, which may lead to a reversal of part or all of the impairment loss that has been recognized.

(c)	Disposals of Royalty Interests

On March 30, 2024, Fortuna exercised its option to buy-back 0.6% of the Company’s initial 1.2% NSR on the Séguéla mine for a price of $6.5 million (A$10 million).

On January 19, 2024, EMX (prior to its acquisition by Elemental Altus) exercised its option to acquire a portion of the Company’s effective NSR on the Caserones mine for a price of $4.7 million.